Stock-Based Compensation - Schedule of Share-based Payment Award, Stock Options, Valuation Assumption (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Fair value per common share	$ 0.0011
Weighted-average grant date fair value			$ 0.09
Weighted-average risk-free interest rate	0.85%	0.81%	2.10%
Volatility	65.00%	65.00%	65.00%
Expected term (in years)	2 years 6 months	2 years 6 months	4 years